Project debt, Details of project debt (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Project debt [Abstract]
Cash held to satisfy non-recourse debt agreements	$ 311,000	$ 280,000
Non-current	4,519,942	4,925,268
Current	680,275	312,346
Total Project debt	5,200,217	$ 5,237,614
Kaxu [Member]
Project debt [Abstract]
Current	$ 355,000